CONSOLIDATED INCOME STATEMENTS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	$ 643.4	$ 630.6
Operating expenses	339.9	371.9
Depreciation and depletion	193.1	240.6
Revenue less cost of goods sold	110.4	18.1
Corporate administration	15.6	17.6
Corporate restructuring	0.0	1.1
Share-based payment expenses	7.6	1.7
Exploration and business development	5.8	5.6
Income (loss) from operations	81.4	(7.9)
Finance income	1.1	2.2
Finance costs	(79.2)	(62.6)
Other losses	(78.3)	(5.6)
Loss before taxes	(75.0)	(73.9)
Income tax (expense) recovery	(4.3)	0.4
Net loss	$ (79.3)	$ (73.5)
Net loss per share
Basic (in dollars per share)	$ (0.12)	$ (0.12)
Diluted (in dollars per share)	$ (0.12)	$ (0.12)
Weighted average number of shares outstanding (in millions)
Basic (in shares)	676.3	611.1
Diluted (in shares)	676.3	611.1